Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (8,955,357)	$ (13,976,590)
Adjustments for:
Amortization	5,643	17,979
Depreciation	284,681	224,243
Impairment of accounts receivable		198,513
Change in fair value of derivative liability	786,825	(57,314)
Impairment of inventory	148,760	199,647
Impairment (Gain) on recovery of notes receivable	(10,861)
Finance and other costs	839,374	2,573
Gain on disposal of assets	(24,302)	(15,695)
Share-based payments	504,054	1,019,478
Adjustments for profit loss	(6,421,183)	(12,387,166)
Net changes in non-cash working capital items:
Receivables	(384,977)	882,164
Inventory	(128,353)	(787,690)
Prepaids	696,597	959,434
Trade payables and accrued liabilities	(157,841)	(208,099)
Customer deposits	6,278	(82,354)
Deferred income	(11,868)	(47,802)
Cash used in operating activities	(6,401,347)	(11,671,513)
INVESTING ACTIVITIES
Purchase of equipment	(47,891)	(134,605)
Disposal of equipment	73,366	45,774
Repayment of notes receivable	10,861	50,307
Cash provided by (used in) investing activities	36,336	(38,524)
FINANCING ACTIVITIES
Proceeds from issuance of common shares for financing	9,759,643	12,605,112
Share issue costs	(1,298,367)	(1,929,264)
Proceeds from issuance of common shares for warrants exercised	371,500
Repayment of loans	(83,372)	(3,373)
Repayment of lease liabilities	(170,437)	(27,918)
Cash provided by (used in) financing activities	8,578,967	10,644,557
Effects of exchange rate changes on cash	(17,021)	(108,177)
Change in cash	2,213,956	(1,065,480)
Cash and cash equivalents, beginning of period	3,093,612	7,894,781
Cash and cash equivalents, end of period	5,290,547	6,721,124
SUPPLEMENTARY CASH FLOW DISCLOSURE
Interest paid	18,730	49,021
Share issue costs in accounts payable	$ 114,432	$ 246,836